SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Receivables [Abstract]
Allowance for credit losses at beginning of period	$ (13,354)	$ (11,799)	$ (9,720)	$ (12,664)
(Increase) decrease to allowance for the period	(990)	255	(5,306)	812
Write-off of credit losses	835	791	1,517	1,099
Allowance for credit losses at end of period	$ (13,509)	$ (10,753)	$ (13,509)	$ (10,753)